Debt - Debt Maturities (Detail)	Sep. 30, 2017 CAD	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)		Aug. 31, 2016 CAD	Aug. 31, 2016 USD ($)	Aug. 30, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Year
2017		$ 12,414
2018		60,094
2019		60,912
2020		349,662
2021		2,499,578
Thereafter		132,553
Total		3,115,213		$ 2,662,928						$ 2,070,366
Term loan | Finance PEI Term Loan
Year
2017				17,913
2018				18,643
2019				19,403
2020				20,192
2021				450,931
Total	CAD 717,093	$ 553,586	CAD 717,093	$ 527,082	[1]	CAD 717,093	$ 574,678	$ 547,142	CAD 717,093

[1]	1. The amounts due under the ACOA AIF grant debt are not included in the maturity schedule above due to the uncertainty of the timing of repayment.